As filed with the Securities and Exchange Commission on February 28, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

100 N. Sixth Street, Suite 412A, Minneapolis, MN 55403
(Address of principal executive offices) (Zip code)

Steven C. Leuthold
100 N. Sixth Street, Suite 412A, Minneapolis, MN 55403
(Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2004

Item 1. Schedule of Investments.

Filed herewith.

Grizzly Short Fund
Schedule of Securities Sold Short
December 31, 2004 (Unaudited)
(showing percentage of total net assets)

	Shares	Value
COMMON STOCKS - 93.4%
Airlines - 4.2%
JetBlue Airways Corp. (a)	13,656	$317,092
Southwest Airlines Co.	23,432	381,473
		698,565
Auto Components - 4.3%
Gentex Corp.	9,983	369,571
Visteon Corp.	36,826	359,790
		729,361
Automobiles - 1.9%
Ford Motor Co.	21,996	322,021
Beverages - 3.6%
Coca-Cola Enterprises, Inc.	14,798	308,538
Cott Corp. (a)(b)	12,146	300,371
		608,909
Biotechnology - 6.0%
Alkermes, Inc. (a)	21,365	301,033
Cephalon, Inc. (a)	6,961	354,176
Medimmune, Inc. (a)	13,222	358,448
		1,013,657
Capital Markets - 4.2%
Knight Trading Group, Inc. (a)	34,221	374,720
State Street Corp.	6,809	334,458
		709,178
Commercial Services & Supplies - 6.2%
Deluxe Corp.	8,077	301,514
Laureate Education, Inc. (a)	9,325	411,139
Waste Management, Inc.	11,090	332,035
		1,044,688
Communications Equipment - 2.0%
Avaya, Inc. (a)	19,001	326,817
Diversified Financial Services - 2.3%
GATX Corp.	13,165	389,157
Electronic Equipment & Instruments - 1.9%
National Instruments Corp.	11,473	312,639
Health Care Providers & Services - 6.2%
HCA, Inc.	8,529	340,819
Triad Hospitals, Inc. (a)	9,264	344,713
United Surgical Partners International, Inc. (a)	8,378	349,363
		1,034,895
Hotels Restaurants & Leisure - 2.0%
Hilton Hotels Corp.	14,722	334,778
Household Durables - 3.8%
Centex Corp.	5,852	348,662
Newell Rubbermaid, Inc.	11,619	281,064
		629,726
Insurance - 6.6%
Arthur J. Gallagher & Co.	10,739	349,018
Hilb Rogal & Hobbs Co.	9,752	353,412
UnumProvident Corp.	22,482	403,327
		1,105,757
Internet Software & Services - 2.1%
Akamai Technologies, Inc. (a)	27,327	356,071
Machinery - 1.8%
SPX Corp.	7,701	308,502
Media - 16.6%
Cumulus Media, Inc. (a)	7,159	107,958
DIRECTV Group Inc/The (a)	19,817	331,737
Dow Jones & Co, Inc.	7,180	309,171
Knight-Ridder, Inc.	4,628	309,798
Lamar Advertising Co. (a)	9,249	395,672
Regal Entertainment Group	15,483	321,272
Time Warner, Inc. (a)	18,477	359,193
UnitedGlobalCom, Inc. - Class A (a)	34,915	337,279
Univision Communications, Inc. (a)	10,664	312,135
		2,784,215
Paper & Forest Products - 4.2%
Bowater, Inc.	7,885	346,704
International Paper Co.	8,352	350,784
		697,488
Pharmaceutical Preparations - 2.1%
Amylin Pharmaceuticals, Inc. (a)	14,723	343,929
Pharmaceuticals - 2.2%
Nektar Therapeutics (a)	17,994	364,199
Real Estate - 2.0%
Equity Residential	9,422	340,888
Semiconductor & Semiconductor Equipment - 2.3%
Altera Corp. (a)	18,605	385,124
Software - 2.9%
Cadence Design Systems, Inc. (a)	23,866	329,590
Mercury Interactive Corp. (a)	3,406	155,143
		484,733
Specialty Retail - 2.0%
Ross Stores, Inc.	11,845	341,965
TOTAL COMMON STOCKS (Cost $15,126,459)		15,667,262

INVESTMENT COMPANIES - 2.6%
Exchange-Traded Funds - 1.3%
SPDR Trust Series 1	1,858	224,577
Unit Investment Trusts, Face-amount Certificate Offices, And - 1.3%
Nasdaq-100 Index Tracking Stock	5,595	223,296
TOTAL INVESTMENT COMPANIES (Cost $445,218)		447,873

Total Securities Sold Short (Proceeds $15,571,677) - 96.0%		$16,115,135

Percentages are stated as a percent of net assets.

(a) Non Income Producing
(b) Foreign Issued

The accompanying notes are an integral part of the financial statements.

Leuthold Core Investment Fund
Schedule of Investments
December 31, 2004 (Unaudited)
(showing percentage of total net assets)

			Shares	Value
COMMON STOCKS - 65.7%
Aerospace & Defense - 6.0%
L-3 Communications Holdings, Inc.			118,614	$8,687,290
Lockheed Martin Corp.			154,684	8,592,696
Raytheon Co.			298,399	11,586,833
United Technologies Corp.			66,126	6,834,122
				35,700,941
Chemicals - 0.3%
FMC Corp. (a)			38,566	1,862,738
Electric Utilities - 11.1%
Ameren Corp.			124,701	6,252,508
Centerpoint Energy, Inc.			423,954	4,790,680
Cinergy Corp.			249,297	10,378,234
Cleco Corp.			48,503	982,671
Consolidated Edison, Inc.			116,078	5,078,412
DPL, Inc.			251,550	6,316,421
DTE Energy Co.			116,156	5,009,808
Duquesne Light Holdings, Inc.			74,463	1,403,628
Hawaiian Electric Industries			56,136	1,636,364
OGE Energy Corp.			77,627	2,057,892
Pepco Holdings, Inc.			190,078	4,052,463
PPL Corp.			105,290	5,609,851
Progress Energy, Inc.			155,185	7,020,569
TECO Energy, Inc.			342,775	5,258,169
				65,847,670
Food & Staples Retailing - 0.6%
NeighborCare, Inc. (a)			119,449	3,669,473
Food Products - 2.0%
Archer-Daniels-Midland Co.			221,958	4,951,883
Bunge Ltd. (b)			83,676	4,770,369
Corn Products International, Inc.			24,859	1,331,448
Fresh Del Monte Produce, Inc. (b)			25,666	759,970
				11,813,670
Gas Utilities - 0.8%
Atmos Energy Corp.			56,615	1,548,420
NiSource, Inc.			140,982	3,211,570
				4,759,990
Health Care Equipment & Supplies - 2.7%
Cytyc Corp. (a)			365,576	10,078,930
Diagnostic Products Corp.			107,398	5,912,260
				15,991,190
Health Care Providers & Services - 3.9%
American Healthways, Inc. (a)			112,218	3,707,683
Cerner Corp. (a)			143,549	7,632,500
DaVita, Inc. (a)			70,823	2,799,633
Laboratory Corp Of America Holdings (a)			82,996	4,134,861
Province Healthcare Co. (a)			178,239	3,983,642
RehabCare Group, Inc. (a)			38,862	1,087,747
				23,346,066
Insurance - 6.2%
Jefferson-Pilot Corp.			60,491	3,143,112
Lincoln National Corp.			77,874	3,635,158
Manulife Financial Corp. (b)			145,623	6,727,783
Metlife, Inc.			233,572	9,462,002
Prudential Financial, Inc.			200,577	11,023,712
RenaissanceRe Holdings Ltd. (b)			29,825	1,553,286
UICI			32,235	1,092,766
				36,637,819
IT Services - 0.4%
Infosys Technologies Ltd ADR			35,247	2,442,970
Leisure Equipment & Products - 1.6%
Eastman Kodak Co.			287,709	9,278,615
Machinery - 0.8%
Briggs & Stratton Corp.			111,372	4,630,848
Metals & Mining - 14.0%
AK Steel Holding Corp. (a)			376,712	5,451,023
Alcan, Inc. (b)			138,126	6,773,699
Alcoa, Inc.			121,167	3,807,067
BHP Billiton Ltd. ADR			713,226	17,131,689
Carpenter Technology			32,218	1,883,464
Cia Siderurgica Nacional SA ADR			99,037	1,893,588
Cleveland-Cliffs, Inc.			61,298	6,366,410
Commercial Metals Co.			38,722	1,957,784
Hecla Mining Co. (a)			369,643	2,155,019
Inco Ltd. (a)(b)			230,914	8,493,017
Nucor Corp.			67,333	3,524,209
Phelps Dodge Corp.			72,754	7,196,826
Rio Tinto PLC ADR			81,792	9,750,424
Southern Peru Copper Corp. (b)			26,059	1,230,245
Steel Dynamics, Inc.			132,915	5,034,820
				82,649,284
Multi-Utilities & Unregulated Power - 6.3%
Dynegy, Inc. - Class A (a)			1,417,115	6,547,072
Equitable Resources, Inc.			28,921	1,754,348
Oneok, Inc.			324,755	9,229,537
Reliant Energy, Inc. (a)			716,088	9,774,601
The AES Corp. (a)			732,206	10,009,256
				37,314,814
Oil & Gas - 8.1%
Burlington Resources, Inc.			148,394	6,455,139
Chesapeake Energy Corp.			203,801	3,362,717
Marathon Oil Corp.			117,176	4,406,989
Newfield Exploration Co. (a)			53,775	3,175,414
Noble Energy, Inc.			57,390	3,538,667
Plains Exploration & Production Co. (a)			84,653	2,200,978
Southwestern Energy Co. (a)			36,628	1,856,673
Teekay Shipping Corp. (b)			86,159	3,628,156
Ultra Petroleum Corp. (a)(b)			105,265	5,066,404
Williams Cos, Inc.			546,331	8,899,732
XTO Energy, Inc.			155,147	5,489,101
				48,079,970
Search, Detection, Navigation, Guidance, Aeronautical, And Nautical - 0.9%
Garmin Ltd. (b)			82,244	5,003,725

TOTAL COMMON STOCKS (Cost $315,417,172)				$389,029,783

PHYSICAL INDUSTRIAL METALS - 5.9%
Physical Metals - 1.0%
Aluminum (a)			375	735,937
Copper (a)			250	816,000
Nickel (a)			24	357,048
Palladium (a)			4,400	814,000
Silver (a)			380,400	2,588,622
Zinc (a)			500	626,750
				5,938,357
Prepaid Forward Contracts - 4.9%
Aluminum (a)			750	1,386,375
Aluminum (a)			3,550	6,973,975
Copper (a)			225	616,500
Copper (a)			2,425	7,590,250
Lead (a)			1,825	1,810,400
Nickel (a)			42	581,070
Nickel (a)			270	4,027,050
Tin (a)			220	1,707,640
Zinc (a)			3,700	4,612,050
				29,305,310

TOTAL PHYSICAL INDUSTRIAL METALS (Cost $29,738,844)				$35,243,667

PREFERRED STOCKS - 0.3%
Metals & Mining - 0.3%
Gerdau SA ADR			94,071	1,693,278

TOTAL PREFERRED STOCKS (Cost $1,607,048)				$1,693,278

INVESTMENT COMPANIES - 7.8%
Emerging Country Funds - 7.8%
Acadian Emerging Markets Portfolio			116,941	2,372,723
Asia Tigers Fund, Inc.			11,239	130,372
Delaware Pooled Trust - The Emerging Markets Portfolio			204,135	2,962,004
ING Russia Fund			228,198	5,186,932
iShares MSCI Brazil Index Fund			177,545	3,948,601
iShares MSCI Emerging Markets Index Fund			13,670	2,759,289
iShares MSCI Malaysia Index Fund			102,712	734,391
iShares MSCI Taiwan Index Fund			148,746	1,793,877
Korea Equity Fund, Inc. (a)			7,200	44,280
Latin American Discovery Fund, Inc.			5,300	96,831
Matthews China Fund			590,743	8,252,679
Matthews Korea Fund			1,173,201	4,763,195
Matthews Pacific Tiger Fund			209,090	3,297,344
Nicholas Applegate Emerging Countries Fund			142,986	2,480,802
T Rowe Price International Funds - Latin America Fund			114,549	1,825,910
The Brazil Fund Inc.			13,416	461,108
The Brazilian Equity Fund Inc.			2,000	18,400
The Greater China Fund Inc.			3,000	47,250
The Korea Fund Inc.			65,464	1,575,064
The Singapore Fund Inc.			1,600	14,000
US Global Investors Accolade Funds - Eastern European Fund			111,363	3,475,647
				46,240,699

TOTAL INVESTMENT COMPANIES (Cost $34,806,632)				$46,240,699

			Principal Amount	Value
SHORT TERM INVESTMENTS - 1.9%
Variable Rate Demand Notes - 1.9%
American Family Demand Note
1.45%			$644,611	$644,611
U.S. Bank, N.A.
2.17%			9,056,384	9,056,384
Wisconsin Corporate Central Credit Union
2.09%			1,421,842	1,421,842

TOTAL SHORT TERM INVESTMENTS (Cost $11,122,837)				$11,122,837
Total Investments (Leuthold Core Investment Fund) (Cost $392,692,533) - 81.6%				$483,330,264
Other Assets in Excess of Liabilities - 18.4%				108,850,814
TOTAL NET ASSETS - 100.0%				$592,181,078

		Schedule of Securities Sold Short

COMMON STOCKS - 10.2%
Airlines - 0.5%
JetBlue Airways Corp. (a)			52,558	$1,220,397
Southwest Airlines Co.			95,661	1,557,361
				2,777,758
Auto Components - 0.5%
Gentex Corp.			37,962	1,405,353
Visteon Corp.			141,734	1,384,741
				2,790,094
Automobiles - 0.2%
Ford Motor Co.			85,627	1,253,579
Beverages - 0.4%
Coca-Cola Enterprises, Inc.			58,011	1,209,529
Cott Corp. (a)(b)			46,559	1,151,404
				2,360,933
Biotechnology - 0.6%
Alkermes, Inc. (a)			80,916	1,140,107
Cephalon, Inc. (a)			24,815	1,262,587
Medimmune, Inc. (a)			49,636	1,345,632
				3,748,326
Capital Markets - 0.4%
Knight Trading Group, Inc. (a)			126,163	1,381,485
State Street Corp.			25,133	1,234,533
				2,616,018
Commercial Services & Supplies - 0.7%
Deluxe Corp.			32,482	1,212,553
Laureate Education, Inc. (a)			35,855	1,580,847
Waste Management, Inc.			39,886	1,194,187
				3,987,587
Communications Equipment - 0.2%
Avaya, Inc. (a)			71,490	1,229,628
Diversified Financial Services - 0.3%
GATX Corp.			50,438	1,490,947
Electronic Equipment & Instruments - 0.2%
National Instruments Corp.			45,491	1,239,630
Health Care Providers & Services - 0.7%
HCA, Inc.			30,409	1,215,143
Triad Hospitals, Inc. (a)			36,213	1,347,486
United Surgical Partners International, Inc. (a)			33,697	1,405,165
				3,967,794
Hotels Restaurants & Leisure - 0.2%
Hilton Hotels Corp.			53,709	1,221,343
Household Durables - 0.4%
Centex Corp.			21,355	1,272,331
Newell Rubbermaid, Inc.			50,973	1,233,037
				2,505,368
Insurance - 0.7%
Arthur J. Gallagher & Co.			43,187	1,403,578
Hilb Rogal & Hobbs Co.			34,771	1,260,101
UnumProvident Corp.			87,365	1,567,328
				4,231,007
Internet Software & Services - 0.2%
Akamai Technologies, Inc. (a)			100,867	1,314,297
Machinery - 0.2%
SPX Corp.			29,700	1,189,782
Media - 1.9%
Cumulus Media, Inc. (a)			31,441	474,130
DIRECTV Group Inc/The (a)			75,725	1,267,636
Dow Jones & Co, Inc.			33,046	1,422,961
Knight-Ridder, Inc.			18,195	1,217,973
Lamar Advertising Co. (a)			36,390	1,556,764
Regal Entertainment Group			59,589	1,236,472
Time Warner, Inc. (a)			70,258	1,365,816
UnitedGlobalCom, Inc. - Class A (a)			128,874	1,244,923
Univision Communications, Inc. (a)			41,074	1,202,236
				10,988,911
Paper & Forest Products - 0.5%
Bowater, Inc.			34,651	1,523,605
International Paper Co.			34,651	1,455,342
				2,978,947
Pharmaceutical Preparations - 0.2%
Amylin Pharmaceuticals, Inc. (a)			58,467	1,365,789
Pharmaceuticals - 0.2%
Nektar Therapeutics (a)			65,228	1,320,215
Real Estate - 0.2%
Equity Residential			37,612	1,360,802
Semiconductor & Semiconductor Equipment - 0.3%
Altera Corp. (a)			69,170	1,431,819
Software - 0.3%
Cadence Design Systems, Inc. (a)			87,548	1,209,038
Mercury Interactive Corp. (a)			14,048	639,886
				1,848,924
Specialty Retail - 0.2%
Ross Stores, Inc.			43,213	1,247,559
TOTAL COMMON STOCKS (Cost $58,198,476)				60,467,057

U.S. TREASURY OBLIGATIONS - 9.6%
Public Finance, Taxation, And Monetary Policy - 9.6%
0.00% due 11/15/2015 to 08/15/2025			134,867,000	56,551,582
TOTAL U.S. TREASURY OBLIGATIONS (Cost $56,375,158)				56,551,582

Total Securities Sold Short (Proceeds $114,573,634) - 19.8%				$117,018,639

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued

		The accompanying notes are an integral part of the financial statements.

Leuthold Select Industries Fund
Schedule of Investments
December 31, 2004 (Unaudited)
(showing percentage of total net assets)

			Shares	Value
COMMON STOCKS - 98.7%
Aerospace & Defense - 11.0%
General Dynamics Corp.			3,575	$373,945
L-3 Communications Holdings, Inc.			3,176	232,610
Lockheed Martin Corp.			6,666	370,296
Northrop Grumman Corp.			6,715	365,028
Raytheon Co.			10,529	408,841
United Technologies Corp.			3,777	390,353
				2,141,073
Diversified Financial Services - 0.9%
J.P. Morgan Chase & Co.			4,259	166,144
Electric Utilities - 5.4%
American Electric Power Co, Inc.			5,064	173,898
Cleco Corp.			2,701	54,722
DPL, Inc.			13,960	350,535
PNM Resources, Inc.			6,828	172,680
PPL Corp.			5,831	310,676
				1,062,511
Food & Staples Retailing - 1.0%
NeighborCare, Inc. (a)			6,643	204,073
Food Products - 3.6%
Archer-Daniels-Midland Co.			12,836	286,371
Bunge Ltd. (b)			5,034	286,989
Corn Products International, Inc.			1,429	76,537
Fresh Del Monte Produce, Inc. (b)			1,484	43,941
				693,838
Health Care Equipment & Supplies - 4.5%
Cytyc Corp. (a)			20,272	558,899
Diagnostic Products Corp.			5,970	328,649
				887,548
Health Care Providers & Services - 9.3%
American Healthways, Inc. (a)			6,218	205,443
Cerner Corp. (a)			7,987	424,669
DaVita, Inc. (a)			3,803	150,333
Laboratory Corp Of America Holdings (a)			4,605	229,421
LifePoint Hospitals, Inc. (a)			3,721	129,565
Pacificare Health Systems (a)			9,319	526,710
Province Healthcare Co. (a)			4,367	97,602
RehabCare Group, Inc. (a)			2,152	60,234
				1,823,977
Insurance - 9.8%
Hartford Financial Services Group, Inc.			4,867	337,332
Lincoln National Corp.			4,419	206,279
Manulife Financial Corp. (b)			4,414	203,927
Metlife, Inc.			8,912	361,025
Prudential Financial, Inc.			7,959	437,427
RenaissanceRe Holdings Ltd. (b)			1,650	85,932
Torchmark Corp.			3,872	221,246
UICI			1,805	61,189
				1,914,357
IT Services - 0.7%
Infosys Technologies Ltd ADR			1,944	134,739
Leisure Equipment & Products - 2.8%
Eastman Kodak Co.			16,639	536,608
Machinery - 0.7%
Briggs & Stratton Corp.			3,492	145,197
Metals & Mining - 23.4%
AK Steel Holding Corp. (a)			21,690	313,854
Alcan, Inc. (b)			7,420	363,877
Alcoa, Inc.			6,292	197,695
BHP Billiton Ltd. ADR			38,430	923,088
Carpenter Technology			1,856	108,502
Cia Siderurgica Nacional SA ADR			5,706	109,099
Cleveland-Cliffs, Inc.			3,514	364,964
Commercial Metals Co.			2,230	112,749
Hecla Mining Co. (a)			20,527	119,672
Inco Ltd. (a)(b)			12,821	471,556
Nucor Corp.			3,879	203,027
Phelps Dodge Corp.			3,930	388,756
Rio Tinto PLC ADR			4,411	525,835
Southern Peru Copper Corp. (b)			1,443	68,124
Steel Dynamics, Inc.			7,607	288,153
				4,558,951
Multiline Retail - 0.9%
Federated Department Stores			2,950	170,480
Multi-Utilities & Unregulated Power - 10.6%
Dynegy, Inc. - Class A (a)			78,681	363,506
Equitable Resources, Inc.			1,601	97,117
Oneok, Inc.			18,503	525,855
Reliant Energy, Inc. (a)			38,953	531,708
The AES Corp. (a)			40,735	556,848
				2,075,034
Oil & Gas - 12.7%
Burlington Resources, Inc.			8,526	370,881
Chesapeake Energy Corp.			11,283	186,169
Marathon Oil Corp.			3,862	145,250
Newfield Exploration Co. (a)			2,978	175,851
Noble Energy, Inc.			3,180	196,079
Plains Exploration & Production Co. (a)			4,690	121,940
Southwestern Energy Co. (a)			2,111	107,007
Teekay Shipping Corp. (b)			5,071	213,540
Ultra Petroleum Corp. (a)(b)			3,251	156,471
Williams Cos, Inc.			30,395	495,134
XTO Energy, Inc.			8,837	312,653
				2,480,975
Search, Detection, Navigation, Guidance, Aeronautical, And Nautical - 1.4%
Garmin Ltd. (b)			4,497	273,597

TOTAL COMMON STOCKS (Cost $14,945,570)				19,269,102

PREFERRED STOCKS - 0.5%
Metals & Mining - 0.5%
Gerdau SA ADR			5,419	97,542

TOTAL PREFERRED STOCKS (Cost $92,236)				97,542

			Principal Amount	Value
SHORT TERM INVESTMENTS - 0.1%
Variable Rate Demand Notes - 0.1%
U.S. Bank, N.A.
2.17%			$18,857	18,857

TOTAL SHORT TERM INVESTMENTS (Cost $18,857)				18,857
Total Investments (Leuthold Select Industries Fund) (Cost $15,056,663) - 99.3%				$19,385,501
Other Assets in Excess of Liabilities - 0.7%				137,611
TOTAL NET ASSETS - 100.0%				$19,523,112

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued

		The accompanying notes are an integral part of the financial statements.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Leuthold Funds, Inc.

By (Signature and Title) /s/ Steven C. Leuthold, President
              Steven C. Leuthold, President

Date ______________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/   Steven C. Leuthold, President
Steven C. Leuthold, President

Date_______________________________________________________

By (Signature and Title)* /s/   David R. Cragg, Treasurer
David R. Cragg, Treasurer

Date_______________________________________________________

* Print the name and title of each signing officer under his or her signature.